Dividends - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares
Disclosure Of Dividends [Line Items]
Interim dividend, declared date	February 1, 2018
Dividend declared | $	$ 3,921
Interim dividend, payable date	Mar. 26, 2018
Interim dividend, record date	Feb. 16, 2018
A Ordinary Shares [Member]
Disclosure Of Dividends [Line Items]
Dividend declared per share	$ 0.47
B Ordinary Shares [Member]
Disclosure Of Dividends [Line Items]
Dividend declared per share	$ 0.47